Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2016
Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund III
Central Index Key	dei_EntityCentralIndexKey	0001593547
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 30, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2016
Prospectus Date	rr_ProspectusDate	Jun. 30, 2016
Nomura High Yield Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001593547_SupplementTextBlock

THE ADVISORS' INNER CIRCLE FUND III (THE "TRUST")

NOMURA HIGH YIELD FUND (THE "FUND")

SUPPLEMENT DATED JUNE 30, 2016 TO THE PROSPECTUS DATED JANUARY 28, 2016 (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

At the recommendation of Nomura Asset Management U.S.A. Inc. ("NAM USA"), the Fund's investment adviser, the Board of Trustees of the Trust has approved a reduction of the level at which NAM USA has contractually agreed to cap the Fund's Total Annual Fund Operating Expenses (excluding certain expenses) from 0.65% to 0.575% of the average daily net assets of the Fund.

Accordingly, effective immediately, the Fund's Prospectus is amended and supplemented as follows:

Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	2.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.95%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.37%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.58%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	546
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,210
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,992
Supplement Closing [Text Block]	ck0001593547_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

[1]	Nomura Asset Management U.S.A. Inc. ("NAM USA" or the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, and extraordinary expenses) from exceeding 0.575% of the Fund's average daily net assets until January 29, 2018 (the "Expense Limitation"). NAM USA may recover all or a portion of its fee reductions or expense reimbursements within a three-year period from the year in which NAM USA reduced its fee or reimbursed expenses if the Fund's Total Annual Fund Operating Expenses are below the Expense Limitation. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time, or (ii) by NAM USA, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 29, 2018.
[2]	Rounded to 0.58%.